Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 30, 2017	Dec. 29, 2016
Subsequent Events
Subsequent Events

8. Subsequent Events

Repricing of Term Loan Facility

              On March 31, 2017, we entered into a repricing amendment to the credit agreement governing our $350.0 million senior secured term loan facility maturing on September 30, 2023 (the "Term Loan Facility"). The amendment reduced the margins applicable to our term loan from 3.25% per annum (subject to a leverage-based step-down to 2.75%) to 2.50% per annum (subject to a leverage-based step-down to 2.00%) in the case of base rate loans, and from 4.25% per annum (subject to a leverage-based step-down to 3.75%) to 3.50% per annum (subject to a leverage-based step-down to 3.00%) in the case of LIBOR loans (subject to a 1.00% floor on LIBOR loans), provided that each of the leverage-based step-downs were contingent upon the consummation of our initial public offering ("IPO"). The amount and terms of the Term Loan Facility were otherwise unchanged.

Amendment of Certificate of Incorporation

              On April 13, 2017, the Company filed an amendment to its certificate of incorporation changing the name of the Company from "FDO Holdings, Inc." to "Floor & Decor Holdings, Inc."

              On April 24, 2017, the Company filed an amendment to its certificate of incorporation, effecting a 321.820-for-one stock split of its outstanding common stock, which was approved by the Company's board of directors and shareholders on April 13, 2017. The accompanying condensed consolidated financial statements and notes to the financial statements have been adjusted to give retroactive effect to the stock split for all periods presented.

Initial Public Offering

              On May 2, 2017, the Company completed its IPO, pursuant to which it sold an aggregate of 10,147,025 shares of Class A common stock, par value $0.001 per share ("Common Stock") (after giving effect to the underwriters' exercise in full of their option to purchase additional shares) at a price of $21.00 per share. The Company received aggregate net proceeds of approximately $192.0 million after deducting underwriting discounts and commissions and other offering expenses.

              The Company used net proceeds from the IPO of approximately $192.0 million to repay a portion of the amounts outstanding under the Term Loan Facility, including accrued and unpaid interest. The partial paydown resulted in a loss on extinguishment of debt in the amount of approximately $5.4 million, which will be recognized in the second quarter of fiscal 2017.

Floor & Decor Holdings, Inc. 2017 Stock Incentive Plan

              On April 13, 2017, the board of directors of the Company approved the Floor & Decor Holdings, Inc. 2017 Stock Incentive Plan (the "2017 Plan"), which was subsequently approved by the Company's stockholders. The 2017 Plan authorizes the Company to grant options and restricted stock awards to eligible employees, consultants and non-employee directors up to an aggregate of 5,000,000 shares of common stock. In connection with the IPO, the Company granted options to purchase an aggregate of 1,254,465 shares of our Common Stock to certain of our eligible employees and 15,475 shares of restricted stock to certain of our non-employee directors, in each case pursuant to the 2017 Plan and based on the public offering price of $21.00 per share.

12. Subsequent Events

              On April 13, 2017, the Company filed an amendment to its certificate of incorporation changing the name of the Company from "FDO Holdings, Inc." to "Floor & Decor Holdings, Inc."

              On April 24, 2017, the Company filed an amendment to its certificate of incorporation, effecting a 321.820-for-one stock split of its outstanding common stock, which was approved by the Company's board of directors and shareholders on April 13, 2017. The accompanying financial statements and notes to the financial statements give retroactive effect to the stock split for all periods presented.